Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Assets and (liabilities) carried at fair value by hierarchy level

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2022 (Successor Company)
As Restated
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$254	$—	$213	$41
Collateralized loan obligations ("CLOs")	676	—	567	109
Commercial mortgage-backed securities ("CMBS")	1,514	—	1,237	277
Corporate	10,241	—	9,622	619
Foreign government/government agencies	315	—	311	4
Municipal	1,040	—	1,039	1
Residential mortgage-backed securities ("RMBS")	417	—	400	17
U.S. Treasuries	926	—	926	—
Total fixed maturities, AFS	15,383	—	14,315	1,068
Fixed maturities, FVO	331	—	25	306
Equity securities, at fair value	179	—	155	24
Limited partnerships and other alternative investments, FVO	58	—	—	58
Derivative assets
Foreign exchange derivatives	1	—	1	—
Macro hedge program	194	—	39	155
Total derivative assets [1]	195	—	40	155
Short-term investments	1,489	742	610	137
Reinsurance recoverable for FIA options	49	—	—	49
Reinsurance recoverable for FIA embedded derivative	288	—	—	288
Reinsurance recoverable for GMWB	(131)	—	—	(131)
Modified coinsurance reinsurance contracts	129	—	129	—
Separate account assets [2]	86,122	52,642	33,139	53
Total assets accounted for at fair value on a recurring basis	$104,092	$53,384	$48,413	$2,007
(Liabilities) Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable
FIA embedded derivative	$(385)	$—	$—	$(385)
GMWB embedded derivative	131	—	—	131
Total other policyholder funds and benefits payable	(254)	—	—	(254)
Derivative liabilities
Credit derivatives	4	—	4	—
Foreign exchange derivatives	14	—	14	—
Interest rate derivatives	(1)	—	(1)	—
Macro hedge program	17	—	24	(7)
Total derivative liabilities [3]	34	—	41	(7)
Funds withheld on modified coinsurance reinsurance contracts	560	—	597	(37)
Total (liabilities) accounted for at fair value on a recurring basis	$340	$—	$638	$(298)

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2021 (Successor Company)
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
ABS	$258	$—	$258	$—
CLOs	944	—	785	159
CMBS	2,335	—	2,059	276
Corporate	13,357	39	12,653	665
Foreign government/government agencies	362	—	362	—
Municipal	1,456	—	1,455	1
RMBS	811	—	737	74
U.S. Treasuries	1,448	127	1,321	—
Total fixed maturities, AFS	20,971	166	19,630	1,175
Equity securities, at fair value	203	11	171	21
Derivative assets
Credit derivatives	2	—	2	—
Foreign exchange derivatives	7	—	7	—
Interest rate derivatives	18	—	15	3
Macro hedge program	16	—	(11)	27
Total derivative assets [1]	43	—	13	30
Short-term investments	1,254	744	435	75
Reinsurance recoverable for GMWB	(8)	—	—	(8)
Separate account assets [2]	110,021	69,089	40,449	79
Total assets accounted for at fair value on a recurring basis	$132,484	$70,010	$60,698	$1,372
(Liabilities) Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable
FIA embedded derivative	$(655)	$—	$—	$(655)
GMWB embedded derivative	80	$—	$—	$80
Total other policyholder funds and benefits payable	(575)	—	—	(575)
Derivative liabilities
Foreign exchange derivatives	2	—	2	—
Interest rate derivatives	(25)	—	(22)	(3)
Macro hedge program	(229)	—	(14)	(215)
Total derivative liabilities [3]	(252)	—	(34)	(218)
Funds withheld on modified coinsurance reinsurance contracts	15	—	15	—
Total (liabilities) accounted for at fair value on a recurring basis	$(812)	$—	$(19)	$(793)
[1]    Includes derivative instruments in a net positive fair value position (derivative asset) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law. See footnote 3 to this table for derivative liabilities.
[2]    Approximately $1.1 billion and $1.6 billion of investment sales receivables, as of December 31, 2022 and 2021 (Successor Company), respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value. Included in the total fair value amount are $289 and $404 of investments, as of December 31, 2022 and 2021 (Successor Company), respectively, for which the fair value is estimated using the net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy.
[3]    Includes derivative instruments in a net negative fair value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law.

Fair Value Measurement Inputs and Valuation Techniques

Significant Unobservable Inputs for Level 3 - Securities
As of December 31, 2022 (Successor Company)
Assets Accounted for at Fair Value on a Recurring Basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CLOs [4]	$109	Discounted cash flows	Spread	55bps	337bps	325bps	Decrease
CMBS	277	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	419bps	1,001bps	534bps	Decrease
Corporate [4]	901	Discounted cash flows	Spread	71bps	719bps	309bps	Decrease
RMBS [3]	13	Discounted cash flows	Spread [6]	62bps	227bps	138bps	Decrease
			Constant prepayment rate [6]	2%	10%	6%	Decrease [5]
			Constant default rate [6]	1%	4%	2%	Decrease
			Loss severity [6]	10%	65%	25%	Decrease
As of December 31, 2021 (Successor Company)
Assets Accounted for at Fair Value on a Recurring Basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CLOs	$159	Discounted cash flows	Spread	234bps	258bps	257bps	Decrease
CMBS	276	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	203bps	637bps	303bps	Decrease
Corporate [4]	623	Discounted cash flows	Spread	125bps	1,227bps	278bps	Decrease
RMBS [3]	65	Discounted cash flows	Spread [6]	39bps	229bps	90bps	Decrease
			Constant prepayment rate [6]	4%	16%	8%	Decrease [5]
			Constant default rate [6]	1%	4%	3%	Decrease
			Loss severity [6]	—%	100%	64%	Decrease
[1]    The weighted average is determined based on the fair value of the securities.
[2]    Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[3]    Excludes securities for which the Company bases fair value on broker quotations.
[4]    Excludes securities for which the Company bases fair value on broker quotations; however, included are broker-priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value. Amounts for December 31, 2022 include $306 of fixed maturities, FVO.
[5]    Decrease for above market rate coupons and increase for below market rate coupons.
[6]    Generally, a change in the assumption used for the constant default rate would have been accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for constant prepayment rate and would have resulted in wider spreads.
The tables below exclude certain securities for which fair values are predominately based on independent broker quotes.

Significant Unobservable Inputs for Level 3 - Freestanding Derivatives
As of December 31, 2022 (Successor Company)
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
Macro hedge program [3]
Equity options	$65	Option model	Equity volatility	18%	64%	26%	Increase
Interest rate swaption	97	Option model	Interest rate volatility	1%	1%	1%	Increase
As of December 31, 2021 (Successor Company)
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$3	Discounted cash flows	Swap curve beyond 30 years	2%	2%	2%	Decrease
Interest rate swaptions	(3)	Option Model	Interest rate volatility	1%	1%	1%	Increase
Macro hedge program [3]
Equity options	(195)	Option model	Equity volatility	17%	63%	28%	Increase
Interest rate swaption	7	Option model	Interest rate volatility	1%	1%	1%	Increase
[1]    The weighted average is determined based on the fair value of the securities.
[2]    Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[3]    Excludes derivatives for which the Company bases fair value on broker quotations.

Significant Unobservable Inputs for Level 3 GMWB Embedded, Customized and Reinsurance Derivatives
As of December 31, 2022 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal utilization [2]	—%	100%	62%	Increase
Withdrawal rates [3]	4%	8%	6%	Increase
Lapse rates [4]	—%	40%	3%	Decrease [8]
Reset elections [5]	—%	99%	10%	Decrease [8]
Equity volatility [6]	18%	28%	23%	Increase
Credit standing adjustment [7]	0.1%	0.3%	0.3%	Decrease
As of December 31, 2021 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal utilization [2]	—%	100%	62%	Increase
Withdrawal rates [3]	4%	8%	6%	Increase
Lapse rates [4]	—%	48%	5%	Decrease [8]
Reset elections [5]	—%	99%	8%	Decrease [8]
Equity volatility [6]	11%	25%	21%	Increase
Credit standing adjustment [7]	—%	0.2%	0.1%	Decrease
Significant Unobservable Inputs for Level 3 FIA Embedded Derivative
As of December 31, 2022 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal rates [3]	—%	15.9%	1.7%	Decrease
Lapse rates [4]	1.0%	25.0%	6.5%	Decrease
Option budgets [9]	0.5%	3.8%	1.6%	Increase
Credit standing adjustment [7]	—%	0.2%	0.1%	Decrease
As of December 31, 2021 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Liability [1]
Withdrawal rates [3]	—%	16%	2%	Decrease
Lapse rates [4]	1%	34%	6%	Decrease
Option budgets [9]	1%	4%	2%	Increase
Credit standing adjustment [7]	—%	0.1%	0.1%	Decrease
[1]    Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[2]    Range represents assumed percentages of policyholders taking withdrawals.
[3]    Range represents assumed annual percentage of allowable amount withdrawn.
[4]    Range represents assumed annual percentages of policyholders electing a full surrender.
[5]    Range represents assumed annual percentages of eligible policyholders electing to reset their guaranteed benefit base.
[6]    Range represents implied market volatilities for equity indices based on multiple pricing sources.
[7]    Range represents Company credit spreads, adjusted for market recoverability.
[8]    The impact may be an increase for some contracts, particularly those with out of the money guarantees.
[9]    Range represents assumed annual budget for index options.

Roll-forward of Financial Instruments Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following tables present a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2022 (Successor Company), for which the Company used significant unobservable inputs (Level 3):

Fair Value Rollforwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of December 31, 2021	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2022
Assets
Fixed maturities, AFS
ABS	$—	$—	$(2)	$52	$(6)	$—	$—	$(3)	$41
CLOs	159	—	(1)	80	(54)	—	—	(75)	109
CMBS	276	—	(26)	68	(34)	—	—	(7)	277
Corporate	665	(2)	(43)	132	(137)	(10)	20	(6)	619
Foreign govt./govt. agencies	—	—	(1)	5	—	—	—	—	4
Municipal	1	—	—	—	—	—	—	—	1
RMBS	74	—	(1)	22	(26)	(19)	—	(33)	17
Total fixed maturities, AFS	1,175	(2)	(74)	359	(257)	(29)	20	(124)	1,068
Fixed Maturities, FVO	—	(21)	—	327	—	—	—	—	306
Equity securities, at fair value	21	6	—	8	(11)	—	—	—	24
LPs and other alternative investments, FVO	—	16	—	42	—	—	—	—	58
Freestanding derivatives
Interest rate	—	22	—	—	(22)	—	—	—	—
Macro hedge program	(188)	74	—	351	(89)	—	—	—	148
Total freestanding derivatives [5]	(188)	96	—	351	(111)	—	—	—	148
Short-term investments	75	—	—	192	(80)	—	—	(50)	137
Reinsurance recoverable for FIA options	—	(22)	—	123	(52)	—	—	—	49
Reinsurance recoverable for FIA embedded derivative	—	—	—	288	—	—	—	—	288
Reinsurance recoverable for GMWB	(8)	(14)	—	—	(109)	—	—	—	(131)
Separate accounts	79	(2)	—	99	—	(23)	—	(100)	53
Total assets	$1,154	$57	$(74)	$1,789	$(620)	$(52)	$20	$(274)	$2,000
(Liabilities)
Other policyholder funds and benefits payable
FIA embedded derivative	$(655)	$256	$—	$(13)	$27	$—	$—	$—	$(385)
GMWB embedded derivative	80	88	—	—	(37)	—	—	—	131
Total other policyholder funds and benefits payable	(575)	344	—	(13)	(10)	—	—	—	(254)
Funds withheld on modified coinsurance reinsurance contracts	—	—	—	(37)	—	—	—	—	(37)
Total liabilities	$(575)	$344	$—	$(50)	$(10)	$—	$—	$—	$(291)
The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the period of July 1, 2021 to December 31, 2021 (Successor Company), for which the Company used significant unobservable inputs (Level 3):

Fair Value Rollforwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of July 1, 2021	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2021
Assets
Fixed maturities, AFS
ABS	$8	$—	$—	$—	$—	$—	$—	$(8)	$—
CLOs	248	—	—	34	(64)	—	—	(59)	159
CMBS	143	—	(2)	136	(1)	—	—	—	276
Corporate	460	3	(2)	245	(30)	(11)	—	—	665
Municipal	—	—	—	—	—	—	1	—	1
RMBS	108	—	—	29	(29)	(19)	—	(15)	74
Total fixed maturities, AFS	967	3	(4)	444	(124)	(30)	1	(82)	1,175
Equity securities, at fair value	33	20	—	—	(32)	—	—	—	21
Freestanding derivatives
Interest rate	2	2	—	(4)	—	—	—	—	—
Total freestanding derivatives [5]	2	2	—	(4)	—	—	—	—	—
Reinsurance recoverable for GMWB	(6)	(8)	—	—	6	—	—	—	(8)
Short-term investments	14	—	—	88	(27)	—	—	—	75
Separate accounts	15	—	—	71	—	(5)	4	(6)	79
Total assets	$1,025	$17	$(4)	$599	$(177)	$(35)	$5	$(88)	$1,342
Liabilities
Freestanding derivatives
Macro hedge program	$(237)	$153	$—	$(1)	$(103)	$—	$—	$—	$(188)
Total freestanding derivatives [5]	(237)	153	—	(1)	(103)	—	—	—	(188)
Other policyholder funds and benefits payable
FIA embedded derivative	—	—	—	(655)	—	—	—	—	(655)
Guaranteed withdrawal benefits	77	29	—	—	(26)	—	—	—	80
Total other policyholder funds and benefits payable	77	29	—	(655)	(26)	—	—	—	(575)
Total liabilities	$(160)	$182	$—	$(656)	$(129)	$—	$—	$—	$(763)
The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the six months ended June 30, 2021 (Predecessor Company), for which the Company used significant unobservable inputs (Level 3):

Fair Value Rollforwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of December 31, 2020	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of June 30, 2021
Assets
Fixed maturities, AFS
ABS	$—	$—	$—	$10	$—	$—	$—	$(2)	$8
CLOs	259	—	—	50	(36)	—	—	(25)	248
CMBS	54	—	2	90	—	—	2	(5)	143
Corporate	328	—	(6)	132	(23)	(9)	53	(15)	460
RMBS	154	—	1	5	(34)	(15)	—	(3)	108
Total fixed maturities, AFS	795	—	(3)	287	(93)	(24)	55	(50)	967
Equity securities, at fair value	32	—	—	1	—	—	—	—	33
Freestanding derivatives
Interest rate	2	—	—	—	—	—	—	—	2
Total freestanding derivatives [5]	2	—	—	—	—	—	—	—	2
Reinsurance recoverable for GMWB	7	(19)	—	—	6	—	—	—	(6)
Short-term investments	22	—	—	2	(10)	—	—	—	14
Separate accounts	20	—	—	2	—	(4)	2	(5)	15
Total assets	$878	$(19)	$(3)	$292	$(97)	$(28)	$57	$(55)	$1,025
Liabilities
Freestanding derivatives
Macro hedge program	$(441)	$385	$—	$12	$(193)	$—	$—	$—	$(237)
Total freestanding derivatives [5]	(441)	385	—	12	(193)	—	—	—	(237)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	21	82	—	—	(26)	—	—	—	77
Total other policyholder funds and benefits payable	21	82	—	—	(26)	—	—	—	77
Total liabilities	$(420)	$467	$—	$12	$(219)	$—	$—	$—	$(160)
[1]    The Company classifies realized and unrealized gains (losses) on FIA and GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[2]    Amounts in these columns are generally reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.
[3]    All amounts are before income taxes and amortization.
[4]    Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.
[5]    Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported on the Consolidated Balance Sheets in other investments and other liabilities.
[6]    Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

Changes in Unrealized Gains (Losses) Included in Net Income for Financial Instruments Classified as Level 3 Still Held at End of Period [1] [2]
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
Assets
Fixed maturities, AFS
Corporate	$(2)	$—	$—
Total fixed maturities, AFS	(2)	—	—
Fixed maturities, FVO	(21)	—	—
Equity securities, at fair value	—	—	—
Limited partnerships and other alternative investments, FVO	16	—	—
Freestanding derivatives
Interest rate	(3)	2	(40)
Macro hedge program	42	—	—
Total freestanding derivatives	39	2	(40)
Reinsurance recoverable for FIA options	(22)	—	—
Reinsurance recoverable for GMWB	(14)	(8)	(19)
Separate accounts	(2)	—	—
Total assets	(6)	(6)	(59)
(Liabilities)
Freestanding derivatives
Macro hedge program	—	(63)	(121)
Total freestanding derivatives	—	(63)	(121)
Other policyholder funds and benefits payable
FIA embedded derivative	256	—	—
GMWB embedded derivative	101	29	82
Total other policyholder funds and benefits payable	357	29	82
Total liabilities	$357	$(34)	$(39)
[1]    All amounts presented are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.
[2]    Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.

Changes in Unrealized Gains (Losses) Included in OCI for Financial Instruments Classified as Level 3 Still Held at End of Period [1]
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
Assets
Fixed maturities, AFS
ABS	$(2)	$—	$—
CLOs	(1)	—	—
CMBS	(26)	(2)	3
Corporate	(43)	(2)	(4)
RMBS	(2)	—	1
Total fixed maturities, AFS	(74)	(4)	—
Total assets	$(74)	$(4)	$—
[1]    Changes in unrealized gains (losses) on fixed maturities, AFS are reported in changes in net unrealized gain on fixed maturities, AFS on the Consolidated Statements of Comprehensive Income (Loss).

Fair Value Disclosure of Asset and Liability Not Measured at Fair Value

Financial Assets and Liabilities Not Carried at Fair Value
	Fair Value Hierarchy Level	Successor Company
		As Restated
		Carrying Amount [1]	Fair Value	Carrying Amount [1]	Fair Value
		December 31, 2022		December 31, 2021
Assets
Policy loans	Level 3	$1,495	$1,495	$1,484	$1,484
Mortgage loans [1]	Level 3	$2,520	$2,232	$2,131	$2,138
Liabilities
Other policyholder funds and benefits payable [2]	Level 3	$4,834	$4,271	$5,137	$4,792
Funds withheld liability	Level 3	$11,045	$11,045	$6,379	$6,379
[1]    As of December 31, 2022 (Successor Company) and 2021 (Successor Company), the carrying amount of mortgage loans was net of ACL of $15 and $12, respectively.
[2] Excludes group accident and health and universal life insurance contracts, including Corporate Owned Life Insurance ("COLI")